ALLOWANCE FOR LOAN LOSSES (Details Textual)	Sep. 30, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Minimum percentage of loan in general reserve	1.00%	1.00%
Loan loss reserve rate	1.00%
Special mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan in specific resevre	2.00%	2.00%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan in specific resevre	25.00%	25.00%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan in specific resevre	50.00%	50.00%
Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan in specific resevre	100.00%	100.00%